Inventory (Details) - USD ($)	Oct. 31, 2020	Oct. 31, 2019
Raw materials	$ 8,588	$ 27,860
Work in process	919,464	819,675
Finished goods	196,308	93,180
Balance	$ 1,124,360	$ 940,715